Shareholder Report, Holdings (Details) - C000237191	May 31, 2026
FR_1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_925650AE3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_836720AJ1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_335934AU9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_69318FAL2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_40390DAE5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_527298CM3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_11284DAC9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_51817RAD8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_50226BAN8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.30%
AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%